GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                             COLI VUL-2 Series Account
                              Annual Report Form N-30D
                          File Nos. 333-70963, 811-09201

The information required to be contained in this report for the period ending December 31, 1999 includes the following previously filed annual reports for the underlying funds of the above-referenced Registrant which are incorporated herein by reference:

American Century Variable Portfolios
File No. 811-5188
Form N-30D
Filed  via  EDGAR  and   accepted   on   February   17,   2000   Accession   No.
0000814680-00-000001

Dreyfus Stock Index Fund
File No. 811-05719
Form N-30D
Filed  via  EDGAR  and   accepted   on   February   29,   2000   Accession   No.
0000846800-00-000002

Dreyfus Variable Investment Fund
Capital Appreciation Portfolio
File No. 811-05125
Form N-30D
Filed  via  EDGAR  and   accepted   on   February   23,   2000   Accession   No.
0000813383-00-000003

Dreyfus Variable Investment Fund
Growth & Income Portfolio
File No. 811-05125
Form N-30D
Filed  via  EDGAR  and   accepted   on   February   23,   2000   Accession   No.
0000813383-00-000001

INVESCO Variable Investment Funds
File No. 811-08038
Form N-30D
Filed  via  EDGAR  and   accepted   on   February   28,   2000   Accession   No.
0000912744-00-000006

Janus Aspen Series
File No. 811-07736
Form N-30D
Filed  via  EDGAR  and   accepted   on   February   25,   2000   Accession   No.
0001012709-00-000241

Maxim Series Fund, Inc.
File No. 811-03364
Form N-30D
Filed  via  EDGAR  and   accepted   on   February   28,   2000   Accession   No.
0000356476-00-000003

Federated Insurance Series
File No. 811-8042
Form N-30D
Filed  via  EDGAR  and   accepted   on   February   28,   2000   Accession   No.
0000912577-00-000007

Neuberger & Berman Advisers Management Trust
MidCap Growth Portfolio
File No. 811-04255
Form N-30D
Filed  via  EDGAR  and   accepted   on   February   24,   2000   Accession   No.
0000912057-00-008179

Neuberger & Berman Adviser Management Trust
Socially Responsive Portfolio
File No. 811-04255
Form N-30D
Filed  via  EDGAR  and   accepted   on   February   24,   2000   Accession   No.
0000912057-00-008181

Neuberger & Berman Advisers Management Trust
Guardian Portfolio
File No. 811-04255
Form N-30D
Filed  via  EDGAR  and   accepted   on   February   24,   2000   Accession   No.
0000912057-00-008183

Neuberger & Berman Advisers Management Trust
Partners Portfolio
File No. 811-04255
Form N-30D
Filed  via  EDGAR  and   accepted   on   February   24,   2000   Accession   No.
0000912057-00-008208